Intangible assets - Goodwill related to Gas & Power segment (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Goodwill	€ 1,297	€ 1,265
Eni gas e luce
Intangible assets
Goodwill	1,046	981
Eni gas e luce | CGU Domestic Market
Intangible assets
Goodwill	904	839
Eni gas e luce | CGU Foreign Market
Intangible assets
Goodwill	€ 142	€ 142